FINANCIAL INSTRUMENTS, Measurement Frequency (Details) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011
Assets [Abstract]
Cash and cash equivalents	$ 100,788,000
Available for sale securities	39,664,000
Total assets	140,452,000
Liabilities [Abstract]
Floating rate NOK bonds due 2014	73,297,000
Senior Notes due 2013	274,209,000
Unsesured convertible bonds	125,000,000
Interest rate swap contracts - long term payables	89,170,000
Total liabilities	561,676,000
Number of bareboat charter agreements	5
Concentrations of risk [Abstract]
Percentage of operating revenue from a single customer (in hundredths)	55.00%	56.00%	59.00%
Interest Paid in Cash [Member]
Liabilities [Abstract]
Stated interest rate (in hundredths)	13.00%
Interest Paid 50/50 in Cash and Newly Issued Notes [Member]
Liabilities [Abstract]
Stated interest rate (in hundredths)	14.00%
Interest Paid in Newly Issued Notes [Member]
Liabilities [Abstract]
Stated interest rate (in hundredths)	15.00%
Second Lien Notes [Member]
Liabilities [Abstract]
Debt instrument, face amount	40,000,000
Percentage of face value of notes (in hundredths)	40.00%
8.5% Senior Notes due 2013 [Member]
Liabilities [Abstract]
Stated interest rate (in hundredths)	8.50%
NOK 500 Million Senior Unsecured Floating Rate Bonds Due 2014 [Member]
Liabilities [Abstract]
Stated interest rate (in hundredths)	3.75%
Carrying Value [Member]
Assets [Abstract]
Cash and cash equivalents	100,788,000	94,915,000
Available for sale securities	39,644,000	23,324,000
Liabilities [Abstract]
Floating rate NOK bonds due 2014	73,297,000	74,583,000
Senior Notes due 2013	274,209,000	274,209,000
Unsesured convertible bonds	125,000,000	125,000,000
Interest rate swap contracts - long term payables	89,170,000	79,870,000
Carrying Value [Member] | Second Lien Notes [Member]
Assets [Abstract]
Available for sale securities	16,500,000
Liabilities [Abstract]
Interest receivable	1,300,000
Fair Value [Member]
Assets [Abstract]
Cash and cash equivalents	100,788,000	94,915,000
Available for sale securities	39,644,000	23,324,000
Liabilities [Abstract]
Floating rate NOK bonds due 2014	68,096,000	63,769,000
Senior Notes due 2013	273,181,000	264,269,000
Unsesured convertible bonds	107,011,000	84,876,000
Interest rate swap contracts - long term payables	89,170,000	79,870,000
Fair Value [Member] | Second Lien Notes [Member]
Assets [Abstract]
Available for sale securities	16,000,000
Liabilities [Abstract]
Interest receivable	500,000
Recurring Basis [Member]
Liabilities [Abstract]
Total liabilities	537,458,000
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Cash and cash equivalents	100,788,000
Available for sale securities	23,131,000
Total assets	123,919,000
Liabilities [Abstract]
Floating rate NOK bonds due 2014	68,096,000
Senior Notes due 2013	273,181,000
Unsesured convertible bonds	107,011,000
Interest rate swap contracts - long term payables	89,170,000
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Total assets	0
Liabilities [Abstract]
Total liabilities	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Available for sale securities	16,533,000
Total assets	16,533,000
Liabilities [Abstract]
Total liabilities	$ 0